Debt Instruments - Available-for-sale (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Financial assets available-for-sale	$ 165,742	$ 154,644
Debt instruments.
Financial assets
Financial assets available-for-sale	164,947	154,318
Debt instruments. | Gross carrying amount
Financial assets
Financial assets available-for-sale	164,947	154,318	$ 113,525	$ 83,029
Debt securities, Other than government debt securities
Financial assets
Financial assets available-for-sale	5,769	6,058
Mexico. | United Mexican States Bonds (UMS)
Financial assets
Financial assets available-for-sale	29,832	17,479
Mexico. | M, M3 and M5 Mexican Government Bonds
Financial assets
Financial assets available-for-sale	76,174	75,639
Mexico. | Mexican Bank Saving Protection Bonds (BPATs)
Financial assets
Financial assets available-for-sale	13,586	15,877
Mexico. | Federal Mexican Government Development Bonds in UDIS (UDIBONDS)
Financial assets
Financial assets available-for-sale	5,039	4,906
UNITED STATES | Debt instruments, Government debt securities
Financial assets
Financial assets available-for-sale	59
BRAZIL | Debt instruments, Government debt securities
Financial assets
Financial assets available-for-sale	$ 34,488	$ 34,359